Acquisitions, IVG (Details) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 06, 2019	Sep. 30, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Acquisitions [Abstract]
Note payable issued for acquisition			$ 356,187	$ 222,950
Assets Acquired [Abstract]
Goodwill			$ 154,282	145,939	$ 134,620
Turning Point [Member] | IVG [Member]
Acquisitions [Abstract]
Equity interest acquired		100.00%
Cash paid for acquisition		$ 14,500
Shares issued for acquisition (in shares)		153,079
Fair value of common stock issued for acquisition		$ 5,300
Note payable issued for acquisition		4,000
Maturity period of note payable			18 months
Earnouts payable to former IVG owners		$ 4,500
Term for payment of performance-based earnouts			2 years
Earnout expense			$ 900	$ 1,500
Purchase Price [Abstract]
Purchase consideration transferred	$ 24,292
Adjustments to consideration [Abstract]
Cash acquired, net of debt assumed	(221)
Working capital	(245)
Adjusted consideration transferred	23,826
Assets Acquired [Abstract]
Working capital (primarily inventory)	3,218
Fixed assets	1,274
Intangible assets	7,880
Net assets acquired	12,372
Goodwill	$ 11,454
Goodwill deductible for tax purposes			$ 11,500